Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 318,900	SFr 267,900
Offsetting	(294,500)	(245,100)
of which counterparty netting	(265,400)	(223,000)
of which cash collateral netting	(29,100)	(22,100)
Total net derivatives subject to enforceable master netting agreements	24,400	22,800
Total derivatives not subject to enforceable master netting agreements	5,300	6,000
Total net derivatives presented in the consolidated balance sheets	29,700	28,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	80,700	92,400
Securities purchased under resale agreements, offsetting	(17,700)	(19,600)
Securities purchased under resale agreements, net	63,000	72,800
Securities borrowing transactions, gross	24,200	21,400
Securities borrowing transactions, offsetting	(4,600)	(3,900)
Securities borrowing transactions, net	19,600	17,500
Total subject to enforceable master netting agreements, gross	104,900	113,800
Total subject to enforceable master netting agreements, offsetting	(22,300)	(23,500)
Total subject to enforceable master netting agreements, net	82,600	90,300
Total not subject to enforceable master netting agreements	39,800	33,100
Total, gross	144,700	146,900
Total, net	122,400	123,400
of which reported at fair value	79,927	83,565
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,400	22,800
Derivatives, financial instruments	6,100	6,200
Derivatives, cash collateral received/pledged	100	800
Derivatives, net exposure	18,200	15,800
Securities purchased under resale agreements, net	63,000	72,800
Securities purchased under resale agreements, financial instruments	63,000	72,800
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	19,600	17,500
Securities borrowing transactions, financial instruments	19,100	17,100
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	500	400
Total financial assets subject to enforceable master netting agreements, net	107,000	113,100
Total financial assets subject to enforceable master netting agreements, financial instruments	88,200	96,100
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	800
Total financial assets subject to enforceable master netting agreements, net exposure	18,700	16,200
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	29,500	28,600
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,200	19,500
Offsetting	(27,400)	(19,000)
Total net derivatives subject to enforceable master netting agreements	2,800	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,800	500
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	275,900	239,200
Offsetting	(255,000)	(217,100)
Total net derivatives subject to enforceable master netting agreements	20,900	22,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	20,900	22,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,800	9,200
Offsetting	(12,100)	(9,000)
Total net derivatives subject to enforceable master netting agreements	700	200
Amounts not offset in the consolidated balance sheets
Derivatives, net	700	200
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	219,800	168,600
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28,100	15,700
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	191,600	152,900
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,500	58,400
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,900	58,100
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500	300
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,900	20,900
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600	12,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,200	8,900
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,400	17,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,800	3,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600	13,500
Credit derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,300	2,700
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200	2,700
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 0